Intangible assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets [Text Block]

7.    Intangible assets

The following table presents intangible assets for KWESST:

	Development Costs	Technology Asset	Total
Cost
Balance at December 31, 2019	$-	$-	$-
Additions	163,230	-	163,230
Additions through acquisition (Note 4)	-	481,472	481,472
Balance at September 30, 2020	$163,230	$481,472	$644,702

During the nine months ended September 30, 2020, KWESST capitalized development costs of $163,230 in connection with a funded development project to support a U.S. military customer, featuring KWESST's signature Tactical Awareness and Situational Control System ("TASCS") - see Note 26 (a).

As disclosed in Note 4(b), KWESST acquired technology assets of $481,472, comprising intellectual property rights, including trademark rights, of the GhostStep® Technology, an electronic decoy system. Management has estimated a useful life of five years; however, as this technology has not yet reached commercialization, no amortization charge was recorded for the nine months period ended September 30, 2020.

9. Intangible assets

The following table shows a breakdown of our intangible assets:

	TASCS	PhantomTM	PARA OPSTM	PARA OPSTM	ARWENTM	Customer	Purchase
Cost	System	System	System	Patent	Tradename	Relationships	Orders	Total
Balance at September 30, 2020	$163,230	$481,472	$-	$-	$-	$-	$-	$644,702
Additions	-	83,228	-	-	-	-	-	83,228
Acquisition (Note 4(b))	-	-	2,906,219	-	-	-	-	2,906,219
Transferred to cost of sales	(107,854)	-	-	-	-	-	-	(107,854)
Impairment charge	(55,376)	-	-	-	-	-	-	(55,376)
Balance at September 30, 2021	-	$564,700	$2,906,219	$-	$-	$-	$-	$3,470,919
Additions	-	584,885	562,996	28,783	-	-	-	1,176,664
Acquisition (Note 4(a))	-	-	-	-	44,000	50,000	100,000	194,000
Amortization	-	-	-	-	(6,968)	(3,959)	-	(10,927)
Recognition of open orders	-	-	-	-	-	-	(87,802)	(87,802)
Balance at September 30, 2022	$-	$1,149,585	$3,469,215	$28,783	$37,032	$46,041	$12,198	$4,742,854

The balance at September 30, 2022 for PhantomTM and PARA OPSTM represents the acquired technology asset (i.e. intellectual properties), coupled with additional capitalized development costs. As both product lines have not yet reached commercialization, no amortization charge was recorded for the year ended September 30, 2022 (2021 - $nil).  Management anticipates the estimated useful life to be five years for both technology assets subsequent to the expected commercialization date and the estimated useful life of the patent will be determined subsequent to the approval of the patent.

In connection with Police Ordnance Acquisition (see Note 4(a)), we have recorded the following intangible assets at fair value: ARWENTM tradename, customer relationships and open purchase orders. During the year ended September 30, 2022, we have delivered on most open purchase orders resulting in a decrease of $87,802.  Management has estimated the useful lives of tradename and customer relationships of five years and ten years, respectively.